Fair Value - Schedule of Equity Method Investments Key Assumptions (Details) $ in Millions	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 576	$ 592
Level 3
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 466	$ 482
Level 3 | Valuation Technique, Probability-Weighted, Expected Return | Measurement Input, Probability Of IPO, Time To Future Exit Scenario
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1	1
Level 3 | Valuation Technique, Probability-Weighted, Expected Return | Measurement Input, Discount Rate
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	0.186	0.186
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1.4	1.4
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1.7	1.7